BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 20, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001
Class A ordinary shares, par value	$ 0.0001	$ 0.0001
Class A ordinary shares, shares subject to possible redemption	17,886,418	18,574,269
Class A ordinary shares, per share	$ 10.00	$ 10.00
Class A ordinary shares
Preferred stock, shares authorized	400,000,000	400,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	3,613,582	2,925,731
Common stock, shares outstanding	3,613,582	2,925,731
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,375,000	5,375,000		5,750,000
Common stock, shares outstanding	5,375,000	5,375,000		5,750,000